Lease (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease [Abstract]
Operating lease cost	¥ 1,381	¥ 1,153
Amortization expenses of right-of-use assets	1,350
Interest expenses of lease liabilities	¥ 31